Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 38,176	$ 37,005
Tier 1 capital	43,117	41,946
Total capital	49,809	48,263
Total risk-weighted assets (RWA)	$ 321,188	$ 315,634
CET1 ratio	11.90%	11.70%
Tier 1 capital ratio	13.40%	13.30%
Total capital ratio	15.50%	15.30%
Leverage ratio exposure	$ 1,029,885	$ 961,791
Leverage ratio	4.20%	4.40%
TLAC available	$ 95,187	$ 95,136
TLAC ratio	29.60%	30.10%
TLAC leverage ratio	9.20%	9.90%